Schedule of intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 1,845,912
Amortization	853,030	$ 638,849
End of financial year	2,381,465	1,845,912
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	2,961,256	1,950,063
Additions - internal development	1,388,583	1,011,193
End of financial year	4,349,839	2,961,256
Accumulated Amortisation [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,115,344	476,495
Amortization	853,030	638,849
End of financial year	$ 1,968,374	$ 1,115,344